Revenue Recognition	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition

NOTE 4:- REVENUE RECOGNITION

Under ASC 606, “Revenue from Contracts with Customers” (“ASC 606”), an entity recognizes revenue when or as it satisfies a performance obligation either at a point in time or over time. Revenues from sales of products are recognized when control is transferred (based on the agreed International Commercial terms, or “INCOTERMS”). Revenues related to warranty extension services, software, and communication services are recognized over time on a straight-line basis.

Revenue attributable to the Company’s different products and services was as follows:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

Products	$8,066	$3,538	$3,816	$1,579
Services	461	392	126	107
	$8,527	$3,930	$3,942	$1,686

Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

USA	69%	92%	76%	98%
Canada	25%	8%	22%	2%
Latin America	6%	-	2%	-

The following table summarizes the Company’s major customers:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

Regional distributor A	44%	48%	49%	44%
Regional distributor B	6%	11%	3%	10%
Regional distributor C	19%	3%	20%	-